TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Pepper Hamilton, LLP

INDEPENDENT AUDITORS
Ernst & Young LLP


INVESTOR INFORMATION: (800) CRM-2883
http://www.crmfunds.com

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

CRMINSTA/R

                                      CRM
                                     FUNDS

                                   SMALL CAP
                                   VALUE FUND

                                     MID CAP
                                   VALUE FUND


                              INSTITUTIONAL SHARES

                                  ANNUAL REPORT
                                  June 30, 2001

                                   [GRAPHIC]

                                                                   THE CRM FUNDS

                                  THE CRM FUNDS

                    FUND AND SHAREHOLDER ACCOUNT INFORMATION:

                                   PFPC, Inc.
                                  P.O. Box 8742
                              Wilmington, DE 19899
                                 (800) CRM-2883

ANNUAL REPORT                                                      JUNE 30, 2001

Dear Fellow Shareholder:

For the twelve month period ending June 30, 2001 Institutional Shares of CRM Small Cap Value Fund and CRM Mid Cap Value Fund provided total returns of 41.88% and 42.88%, respectively. These results compare to 30.80% and 23.92% returns for the Russell 2000 Value Index and Russell Mid Cap Value Index, respectively.(1)

U.S. corporate profits have steadily declined over the last twelve months culminating in the first period since 1991 that profits have slumped for two quarters in a row. The Federal Reserve, in an effort to continue a ten-year economic expansion, has lowered interest rates six times this year, bringing rates to their lowest level in seven years. While manufacturing remains stuck in an eight-month slump, consumer confidence rose in June to its highest level during 2001, suggesting consumers are aiding in the effort to keep the economy out of a recession. Gasoline prices fell to a seventeen-month low and oil had its biggest drop since the end of the first quarter. The quarter ended with the announcement that an appeals court unanimously threw out a ruling that would have split Microsoft into two companies. Amid all of the noise, the NASDAQ Index has slid (45.5)% in the past twelve months.

After a prolonged period during which the S&P 500 Index led the market, companies with smaller market capitalizations are now having their day in the sun. We believe the current trend favors value style, which will persist for some time.

THE CRM SMALL CAP VALUE FUND had several stocks, such as Perot Systems, Gulf Canada and Ventas, provide a significant contribution to performance. Perot Systems appreciated as the company achieved its earnings targets in the face of a difficult technology-spending environment. Gulf Canada also performed well, as the company agreed to a merger with Conoco. Ventas was our third best performer recently, bringing year-to-date appreciation to nearly 80%.

We recently made a number of purchases, including initiating positions in First American Corp. (FAF) and US Oncology (USON). First American Corp. is the leading title insurance company in the US. The stock currently trades at ten times its earnings due to the perception that housing sales will slow in the remaining months of 2001. We disagree with this outlook and thus believe the stock to be significantly undervalued. US Oncology is a leading physician practice management company serving the cancer market. The company has reorganized following a merger with another leading player in the industry two years ago. US Oncology has also recently changed its compensation system, leading to a more favorable economic model for the company. We believe the stock is still inexpensive at fourteen times its 2002 earnings. We also added to our positions in Coach and Bay View Capital.

(1) These indices do not include the effect of any expenses, which have been deducted from each Fund's return. Individuals cannot invest directly in any index.

                                                                   THE CRM FUNDS

THE CRM MID CAP VALUE FUND has recently benefited from exposure to the consumer sector, which held up well despite the slowing industrial economy. The top contributors were AutoNation and Circuit City Inc.-CarMax Group ("CarMax"). AutoNation is a company undergoing a major restructuring under its new chief executive officer, Michael Jackson. The company is the largest automotive retailer in the country. CarMax, on the other hand, derives approximately 85% of its revenues from used car sales, operating the largest used car-only store base. CarMax is benefiting from new operating procedures implemented as a result of a two-year study to perfect the used car experience. Improved operations, coupled with a consumer base that is more willing to buy used cars over new in this economic environment, has resulted in comparable store sales increases in excess of 20% in each of the last few quarters. The company, which has not opened a new store since 1999, plans to grow square footage by 15% a year over the next several years. We believe that CarMax, which is trading under seventeen times its 2002 earnings, can become the category dominant factor in the used car industry.

A significant new purchase was made in IKON Office Solutions. IKON is the largest independent distributor of office equipment, primarily copiers, in the U.S. The company principally distributes Canon and Ricoh products and is benefiting from the problems at Xerox, its largest competitor, which is undergoing significant turmoil among sales and service representatives. Moreover, until this year, IKON did not have a product to compete with Xerox in the higher-end of the market, where Xerox has traditionally enjoyed an 85% market share. Over the past six months, however, both Canon and Ricoh have introduced new higher-end products which has allowed IKON to gain market share. A new CEO has also focused the company on streamlining the order-entry, procurement and financing of copiers, which has resulted in improved margins. IKON trades under nine times its 2001 cash earnings.

We remain pleased with the diversity of investment opportunities available to us. While the overall economic landscape is murky at best, market breadth continues to be favorable, allowing us to take advantage of valuation inefficiencies across many industries. As the tables have turned from growth to value, it has indeed become a stock picker's market again, one that greatly favors CRM's investment style.

Sincerely,

CRM Funds

         /s/ Ronald H. McGlynn                       /s/ Robert J. Christian
         Ronald H. McGlynn                           Robert J. Christian
         President and CEO                           President
         Cramer Rosenthal McGlynn, LLC               WT Mutual Fund

     During the period certain fees and expenses were waived by the service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value of $10,000 Investment section of this report.

The views in this report were those of the Funds' managers as of June 30, 2001 and may not reflect the views of the managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2001

The following information compares a change in value of a $10,000 investment in the Institutional Shares of the CRM Small Cap Value Fund ("Fund") with the performance of the Russell 2000 Index and Russell 2000 Value Index since inception on 1/27/98. The Russell 2000 Index is an unmanaged capitalization weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. The performance in the below table and graph do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS. This material must be preceded or accompanied by a current prospectus.

        CRM SMALL CAP VALUE FUND VS RUSSELL 2000 INDEX AND VALUE INDEX*

[CHART]

INVESTMENT VALUE ON 6/30/01
---------------------------
CRM Small Cap Value Fund-Institutional Shares           $14,636
Russell 2000 Index                                      $12,662
Russell 2000 Value Index                                $12,994
AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01                    ONE YEAR          SINCE INCEPTION ON 1/27/98
-----------------------------------------                    --------          --------------------------
CRM Small Cap Value Fund-Institutional Shares                  41.88%**                 11.75%**
Russell 2000 Index                                              0.57%                    7.16%
Russell 2000 Value Index                                       30.80%                    7.97%

                  CRM SMALL CAP VALUE FUND-
                     INSTITUTIONAL SHARES         RUSSELL 2000 INDEX      RUSSELL 2000 VALUE INDEX
1/27/1998                    $10,000                      $10,000                 $10,000
6/30/1998                    $11,113                      $10,850                 $10,636
6/30/1999                     $9,453                      $11,013                 $10,028
6/30/2000                    $10,316                      $12,590                  $9,934
6/30/2001                    $14,636                      $12,662                 $12,994

* Returns for the Russell 2000 Index and Russell 2000 Value Index are based on an inception date of 1/31/98. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2001

The following information compares a change in value of a $10,000 investment in the Institutional Shares of the CRM Mid Cap Value Fund ("Fund") with the performance of the Russell MidCap Index and Russell MidCap Value Index since inception on 1/6/98. The Russell MidCap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index, which is an unmanaged capitalization weighted index of 1,000 large capitalization U.S. companies. The Russell MidCap Value Index measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. The performance in the below table and graph do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS. This material must be preceded or accompanied by a current prospectus.THE CRM FUNDS

     CRM MID CAP VALUE FUND VS RUSSELL MIDCAP INDEX AND MIDCAP VALUE INDEX*

[CHART]

INVESTMENT VALUE ON 6/30/01
---------------------------
CRM Mid Cap Value Fund-Institutional Shares                                      $19,138
Russell MidCap Index                                                             $13,814
Russell MidCap Value Index                                                       $12,918
AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01                                      ONE YEAR            SINCE INCEPTION ON 1/6/98
-----------------------------------------                                      --------            -------------------------
CRM Mid Cap Value Fund-Institutional Shares                                       42.88%**                     20.47%**
Russell MidCap Index                                                               0.96%                        9.77%
Russell MidCap Value Index                                                        23.92%                        7.67%

                 CRM MID CAP VALUE                           RUSSELL            RUSSELL MIDCAP
                 FUND-INSTITUTIONAL SHARES                 MIDCAP INDEX           VALUE INDEX
 1/6/1998             $10,000                                 $10,000               $10,000
6/30/1998             $10,970                                 $10,913               $10,716
6/30/1999             $11,228                                 $12,147               $11,319
6/30/2000             $13,395                                 $13,683               $10,424
6/30/2001             $19,138                                 $13,814               $12,918

* Returns for the Russell MidCap Index and Russell MidCap Value Index are based on an inception date of 1/31/98. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

                                                                                        SMALL CAP       MID CAP
                                                                                       VALUE FUND      VALUE FUND
                                                                                       ----------      ----------
ASSETS
     Investment in Series, at value                                                   $298,120,011   $50,780,831
     Receivable for Fund shares sold                                                     1,831,192     2,365,097
     Receivable for investment in Series withdrawn                                         113,801        75,000
     Organizational costs (Note 2)                                                              --         8,999
     Other assets                                                                           29,854         2,333
                                                                                      ------------   -----------
Total assets                                                                           300,094,858    53,232,260
                                                                                      ------------   -----------
LIABILITIES
     Payable for Fund shares redeemed                                                      113,801        75,000
     Payable for investment in Series                                                    1,831,192     2,365,097
     Accrued expenses                                                                       86,753        15,228
                                                                                      ------------   -----------
Total liabilities                                                                        2,031,746     2,455,325
                                                                                      ------------   -----------
NET ASSETS                                                                            $298,063,112   $50,776,935
                                                                                      ============   ===========
COMPONENTS OF NET ASSETS
     Paid in Capital                                                                  $217,580,268   $38,829,275
     Undistributed net investment income                                                 1,518,631       141,578
     Accumulated net realized gain                                                      14,043,126     3,977,760
     Net unrealized appreciation on investments                                         64,921,087     7,828,322
                                                                                      ------------   -----------
NET ASSETS                                                                            $298,063,112   $50,776,935
                                                                                      ============   ===========
NET ASSETS BY SHARE CLASS
     Investor Shares                                                                  $134,777,908   $11,954,163
     Institutional Shares                                                              163,285,204    38,822,772
                                                                                      ------------   -----------
                                                                                      $298,063,112   $50,776,935
                                                                                      ============   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares)
     Investor Shares                                                                     6,146,642       658,488
     Institutional Shares                                                                7,326,693     2,134,343
NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
     Investor Shares                                                                        $21.93        $18.15
     Institutional Shares                                                                   $22.29        $18.19

SEE ACCOMPANYING NOTES.

THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2001

                                                                                        SMALL CAP       MID CAP
                                                                                       VALUE FUND      VALUE FUND
                                                                                       ----------      ----------
INVESTMENT INCOME
     Investment income from Series                                                    $  4,235,549   $   585,405
     Expenses from Series                                                               (1,955,846)     (320,512)
                                                                                      ------------   -----------
       Net investment income from Series                                                 2,279,703       264,893
                                                                                      ------------   -----------
EXPENSES
     Shareholder services-- Investor Shares                                                217,372         9,155
     Administration fees                                                                    36,000        36,000
     Transfer agent services                                                                98,036        17,976
     Professional services                                                                     448        26,149
     Registration fees                                                                      34,090        38,849
     Accounting services                                                                    36,002        32,051
     Custody fees                                                                            3,000         3,800
     Trustee fees and expenses                                                               6,238         6,238
     Amortization of organizational costs                                                    4,381         6,001
     Printing                                                                               54,227         8,532
     Miscellaneous                                                                           2,860         2,365
                                                                                      ------------   -----------
Total expenses                                                                             492,654       187,116
     Fees waived and reimbursed (Note 4)                                                    (1,017)     (122,188)
                                                                                      ------------   -----------
     Net expenses                                                                          491,637        64,928
                                                                                      ------------   -----------
NET INVESTMENT INCOME                                                                    1,788,066       199,965
                                                                                      ------------   -----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
     Net realized gain from investments                                                 17,583,147     4,120,044
     Net change in unrealized appreciation/depreciation of investments                  58,872,570     6,364,046
                                                                                      ------------   -----------
Net realized and unrealized gain on investments                                         76,455,717    10,484,090
                                                                                      ------------   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                            $78,243,783   $10,684,055
                                                                                      ============   ===========

SEE ACCOMPANYING NOTES.

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SMALL CAP VALUE FUND
                                                                                      --------------------------
                                                                                       YEAR ENDED     YEAR ENDED
                                                                                        JUNE 30,       JUNE 30,
                                                                                          2001           2000+
                                                                                      ------------  ------------
NET ASSETS -- BEGINNING OF PERIOD                                                     $173,912,895  $184,857,401
                                                                                      ------------  ------------
OPERATIONS
     Net investment income (loss)                                                        1,788,066    (1,185,786)
     Net realized gain from investments                                                 17,583,147    34,576,089
     Net change in unrealized appreciation/depreciation
       of investments                                                                   58,872,570   (19,368,774)
                                                                                      ------------  ------------
     Net increase in net assets resulting from operations                               78,243,783    14,021,529
                                                                                      ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income -- Investor Shares                                             (106,831)           --
     Net investment income -- Institutional Shares                                        (162,604)           --
     Net realized gain on investments -- Investor Shares                                (3,638,546)           --
     Net realized gain on investments -- Institutional Shares                           (5,538,096)           --
                                                                                      ------------  ------------
       Total distributions to shareholders                                              (9,446,077)           --
                                                                                      ------------  ------------
CAPITAL SHARE TRANSACTIONS
     Sale of shares -- Investor Shares                                                  62,131,001    11,975,007
     Sale of shares -- Institutional Shares                                             42,609,261    26,188,988
     Reinvestment of distributions -- Investor Shares                                    3,621,754            --
     Reinvestment of distributions -- Institutional Shares                               5,106,496            --
     Redemptions of shares -- Investor Shares                                          (27,263,812)  (43,002,583)
     Redemptions of shares -- Institutional Shares                                     (30,852,189)  (20,127,447)
                                                                                      ------------  ------------
       Net increase (decrease) from capital share transactions                          55,352,511   (24,966,035)
                                                                                      ------------  ------------
       Total increase (decrease) in net assets                                         124,150,217   (10,944,506)
                                                                                      ------------  ------------
NET ASSETS -- END OF PERIOD                                                           $298,063,112  $173,912,895
                                                                                      ============  ============
Undistributed net investment income                                                   $  1,518,631  $         --
                                                                                      ============  ============
CAPITAL SHARE TRANSACTIONS                                                               SHARES        SHARES
                                                                                      ------------  ------------
     Sale of shares -- Investor Shares                                                   3,109,347       796,812
     Sale of shares -- Institutional Shares                                              2,265,786     1,698,030
     Reinvestment of distributions -- Investor Shares                                      218,837            --
     Reinvestment of distributions -- Institutional Shares                                 303,597            --
     Redemptions of shares -- Investor Shares                                           (1,445,972)   (2,876,719)
     Redemptions of shares -- Institutional Shares                                      (1,584,999)   (1,316,498)
                                                                                      ------------  ------------
       Net increase (decrease) in shares                                                 2,866,596    (1,698,375)
                                                                                      ============  ============

+    Reflects operating history of predecessor mutual fund (see note 5).

SEE ACCOMPANYING NOTES.

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          MID CAP VALUE FUND
                                                                                       -------------------------
                                                                                       YEAR ENDED     YEAR ENDED
                                                                                        JUNE 30,       JUNE 30,
                                                                                          2001           2000+
                                                                                       -----------   -----------
NET ASSETS -- BEGINNING OF PERIOD                                                      $18,573,031   $ 9,886,686
                                                                                       -----------   -----------
OPERATIONS
     Net investment income                                                                 199,965        54,207
     Net realized gain from investments                                                  4,120,044     1,394,272
     Net change in unrealized appreciation/depreciation
       of investments                                                                    6,364,046       620,737
                                                                                       -----------   -----------
     Net increase in net assets resulting from operations                               10,684,055     2,069,216
                                                                                       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income -- Investor Shares                                               (4,612)           --
     Net investment income -- Institutional Shares                                         (98,929)      (20,710)
     Net realized gain on investments -- Investor Shares                                   (45,991)           --
     Net realized gain on investments -- Institutional Shares                             (986,506)           --
                                                                                       -----------   -----------
       Total distributions to shareholders                                              (1,136,038)      (20,710)
                                                                                       -----------   -----------
CAPITAL SHARE TRANSACTIONS
     Sale of shares -- Investor Shares                                                  11,689,919            --
     Sale of shares -- Institutional Shares                                             26,924,044    12,620,733
     Reinvestment of distributions -- Investor Shares                                       50,540            --
     Reinvestment of distributions -- Institutional Shares                                 978,424        20,705
     Redemptions of shares -- Investor Shares                                             (622,145)           --
     Redemptions of shares -- Institutional Shares                                     (16,364,895)   (6,003,599)
                                                                                       -----------   -----------
       Net increase from capital share transactions                                     22,655,887     6,637,839
                                                                                       -----------   -----------
       Total increase in net assets                                                     32,203,904     8,686,345
                                                                                       -----------   -----------
NET ASSETS -- END OF PERIOD                                                            $50,776,935   $18,573,031
                                                                                       ===========   ===========
Undistributed net investment income                                                    $   141,578   $    45,154
                                                                                       ===========   ===========
CAPITAL SHARE TRANSACTIONS                                                               SHARES        SHARES
                                                                                       -----------   -----------
     Sale of shares -- Investor Shares                                                     682,787            --
     Sale of shares -- Institutional Shares                                              1,647,105     1,128,182
     Reinvestment of distributions -- Investor Shares                                        3,310            --
     Reinvestment of distributions -- Institutional Shares                                  64,033         2,002
     Redemptions of shares -- Investor Shares                                              (27,609)           --
     Redemptions of shares -- Institutional Shares                                        (979,058)     (616,031)
                                                                                       -----------   -----------
       Net increase in shares                                                            1,390,568       514,153
                                                                                       ===========   ===========

+    Reflects operating history of predecessor mutual fund (see note 5).

SEE ACCOMPANYING NOTES.

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THEY SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                               SMALL CAP VALUE FUND - INSTITUTIONAL SHARES
                                                         --------------------------------------------------------
                                                         YEAR ENDED      YEAR ENDED  PERIOD ENDED   PERIOD ENDED
                                                          JUNE 30,       JUNE 30,      JUNE 30,     SEPTEMBER 30,
                                                            2001           2000+       1999(b)+       1998(a)+
                                                         ------------    ----------  ------------   -------------
Net asset value -- Beginning of Period                       $  16.49       $  15.11      $ 13.72         $ 15.99
                                                             --------       --------      -------         -------
Investment operations:
     Net investment income (loss)                                0.16          (0.09)        0.01            0.01
     Net realized and unrealized gain (loss)
       on investments                                            6.47           1.47         1.38           (2.28)
                                                             --------       --------      -------         -------
Total from investment operations                                 6.63           1.38         1.39           (2.27)
                                                             --------       --------      -------         -------
Distributions to shareholders
     From net investment income                                 (0.02)            --           --              --
     From net realized gain on investments                      (0.81)            --           --              --
     Return of capital                                             --             --           --(c)           --
                                                             --------       --------      -------         -------
Total distributions to shareholders                             (0.83)            --           --              --
                                                             --------       --------      -------         -------
Net asset value -- End of Period                             $  22.29       $  16.49      $ 15.11         $ 13.72
                                                             ========       ========      =======         =======
Total Return                                                    41.88%          9.13%       10.16%(d)      (14.20)%(d)

Ratios/Supplemental Data(f)
Ratios to average net assets:
     Expenses, including reimbursement/waiver                    1.02%          1.09%        1.08%(e)        1.15%(e)
     Expenses, excluding reimbursement/waiver                    1.02%          1.09%        1.09%(e)        1.23%(e)
     Net investment income (loss), including
       reimbursement/waiver                                      0.92%         (0.56)%       0.11%(e)        0.08%(e)
Portfolio turnover rate                                            90%            96%          64%             57%
Net assets at end of period (000's omitted)                  $163,285       $104,562      $90,051         $48,246

+ Effective November 1, 1999, The CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) For the period January 27, 1998 (inception of Institutional Share class) through September 30, 1998.

(b)  For the period October 1, 1998 through June 30, 1999.

(c)  Less than $0.01 per share.

(d)  Not annualized.

(e)  Annualized

(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Small Cap Value Series ("the Series") and the portfolio turnover reflects the investment activity of the Series.

SEE ACCOMPANYING NOTES.

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THEY SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                MID CAP VALUE FUND - INSTITUTIONAL SHARES
                                                         --------------------------------------------------------
                                                         YEAR ENDED     YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                                          JUNE 30,       JUNE 30,      JUNE 30,     SEPTEMBER 30,
                                                            2001           2000+       1999(b)+       1998(a)+
                                                         ------------  ------------  ------------   -------------
Net asset value -- Beginning of Period                        $ 13.25        $ 11.13       $ 9.67          $10.00
                                                              -------        -------       ------          ------
Investment operations
     Net investment income                                       0.09           0.05         0.02            0.05
     Net realized and unrealized gain (loss) on investments      5.48           2.09         1.53           (0.38)
                                                              -------        -------       ------          ------
Total from investment operations                                 5.57           2.14         1.55           (0.33)
                                                              -------        -------       ------          ------
Distributions to shareholders
     From net investment income                                 (0.06)         (0.02)       (0.05)             --
     From net realized gain on investments.                     (0.57)            --        (0.04)             --
                                                              -------        -------       ------          ------
Total distributions to shareholders                             (0.63)         (0.02)       (0.09)             --
                                                              -------        -------       ------          ------
Net asset value-- End of Period                               $ 18.19        $ 13.25       $11.13          $ 9.67
                                                              =======        =======       ======          ======
Total Return                                                    42.88%         19.30%       16.11%(c)       (3.30)%(c)

Ratios/Supplemental Data(e)

Ratios to average net assets:
     Expenses, including reimbursement/waiver                    1.15%          1.15%        1.15%(d)        1.15%(d)
     Expenses, excluding reimbursement/waiver                    1.53%          2.20%        2.85%(d)        4.16%(d)
     Net investment income, including
       reimbursement/waiver                                      0.66%          0.44%        0.22%(d)        0.84%(d)
Portfolio turnover rate                                           163%           274%         118%             78%
Net assets at end of period (000's omitted)                   $38,823        $18,573       $9,887          $5,338

+ Effective November 1, 1999, The CRM Funds - Mid Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Mid Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) For the period January 6, 1998 (inception of Institutional Share class) through September 30, 1998.

(b)  For the period October 1, 1998 through June 30, 1999.

(c)  Not annualized.

(d)  Annualized

(e) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

SEE ACCOMPANYING NOTES.

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. CRM Small Cap Value Fund and CRM Mid Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of the Company are contained in separate reports to their shareholders.

     The Funds currently offer two classes of shares: Investor Shares and Institutional Shares. Information regarding the Investor Shares is included in a separate shareholder report.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Fund (effective November 1, 1999) seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Fund. The performance of each Fund is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     Information presented for periods prior to November 1, 1999, reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     VALUATION OF INVESTMENT IN SERIES. Valuation of each Fund's investment in the Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

     DEFERRED ORGANIZATION COSTS. Organization costs incurred by the Funds have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Fund commenced operations.

     INVESTMENT INCOME. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions, if any, to shareholders of the Funds are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the period July 1, 2000 through June 30, 2001, the Funds made investments in and withdrew investments from the Series as follows:

                                                           SMALL CAP VALUE          MID CAP VALUE
                                                                FUND                    FUND
                                                           ---------------          -------------
   Investments in Series                                    $104,740,262             $38,837,155
   Withdrawals from Series                                   (59,351,858)            (17,356,011)

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to the Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Funds.

     PFPC also serves as transfer agent and dividend disbursing agent of the Funds pursuant to a separate Transfer Agency Agreement with the Company on behalf of the Funds.

     CRM has contractually agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.15% of each Fund's Institutional Shares average daily net assets. These undertakings will remain in place until November 1, 2010.

5. FUND MERGER. Effective November 1, 1999, the CRM Small Cap Value Fund and CRM Mid Cap Value Fund (the "CRM Funds") acquired all of the assets and assumed all of the liabilities of the The CRM Funds - Small Cap Value Fund and The CRM Funds - Mid Cap Value Fund (the "Predecessor Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Predecessor Funds received shares of the respective Fund equal to the number and aggregate net asset value of their shares in the Predecessor Funds.

     The Reorganizations were treated as non-taxable events and accordingly the CRM Funds' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized depreciation of the Predecessor Funds as of November 1, 1999 were as follows:

                                                                                            NET UNREALIZED
                                                                        NET ASSETS           DEPRECIATION
                                                                        ------------        --------------
          The CRM Funds - Small Cap Value Fund                          $158,832,951          $(2,022,593)
          The CRM Funds - Mid Cap Value Fund                              12,256,419             (501,458)

     The Predecessor Funds' investment objectives, policies and limitations were identical to those of the respective CRM Funds, which had no operations prior to November 1, 1999. For financial reporting purposes the Predecessor Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the CRM Funds.

THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of CRM Small Cap Value Fund and CRM Mid Cap Value Fund (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Institutional Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights (Institutional Shares) for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                       /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 3, 2001

THE CRM FUNDS
TAX INFORMATION (UNAUDITED)

By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from their respective Fund.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the following Funds paid a 20% capital gain distribution (from net long-term gains) during the fiscal year ended June 30, 2001. The following table summarizes the capital gain distributions:

                                                                                               TOTAL 20%
                                                                        CAPITAL GAIN         CAPITAL GAIN
                                                                          PER SHARE          DISTRIBUTION
                                                                        --------------       ------------
        Small Cap Value Fund                                               $0.5296             $5,995,497
        Mid Cap Value Fund                                                  0.0579                105,546

For corporate shareholders, 100% of the ordinary income distributions (dividend income plus short-term gains, if any) for the Small Cap Value and Mid Cap Value Funds qualify for the dividend received deduction.

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2001

                                                            MARKET
SHARES                                                      VALUE
------                                                      -----
COMMON STOCK (96.2%)
AMUSEMENT & RECREATION (2.5%)
    776,800 Trans World
              Entertainment Corp.*                      $ 7,387,368
                                                        -----------
CONSUMER PRODUCTS (2.0%)
    328,400 Central Garden & Pet Co.*                     2,719,152
    282,800 Playtex Products, Inc.*                       3,025,960
                                                        -----------
                                                          5,745,112
                                                        -----------
COMMUNICATION & BROADCASTING (3.5%)
BROADCAST MEDIA (2.1%)
    202,200 Emmis Communications
              Corp. - Class A*(a)                         6,217,650
                                                        -----------
BROADCASTING & PUBLISHING (1.4%)
    114,700 Meredith Corp.                                4,107,407
                                                        -----------
                                                         10,325,057
                                                        -----------
COMPUTER SERVICES (6.6%)
      6,300 BSQUARE Corp.*                                   66,213
    248,700 Documentum, Inc.*                             3,213,204
    578,900 Perot Systems Corp.*                         10,478,090
    307,300 Systems & Computer
              Technology Corp.*                           2,781,065
    172,500 Transaction Systems
              Architects, Inc.*                           2,673,750
                                                        -----------
                                                         19,212,322
                                                        -----------
ELECTRIC, GAS & WATER UTILITIES (4.8%)
    265,300 Avista Corp.                                  5,300,694
    401,800 Western Resources, Inc.                       8,638,700
                                                        -----------
                                                         13,939,394
                                                        -----------
FINANCE & INSURANCE (10.8%)
INSURANCE CARRIERS (3.1%)
     45,600 Everest Re Group, Ltd.                        3,410,880
    304,300 First American Corp.(a)                       5,763,442
                                                        -----------
                                                          9,174,322
                                                        -----------
INVESTMENT ADVICE (0.6%)
     66,300 W.P. Stewart & Co., Ltd.                      1,624,350
                                                        -----------
LEASING (1.5%)
    109,800 GATX Corp.                                    4,402,980
                                                        -----------

FINANCE & INSURANCE (CONTINUED)
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (4.8%)
    634,128 Bay View Capital Corp.*                     $ 4,743,277
    247,400 Richmond County Financial Corp.               9,282,448
                                                        -----------
                                                         14,025,725
                                                        -----------
STATE & NATIONAL BANKS (0.8%)
     98,500 Community First Bankshares, Inc.              2,265,500
                                                        -----------
                                                         31,492,877
                                                        -----------
FOOD & BEVERAGE (1.0%)
    185,600 Interstate Bakeries Corp.                     2,969,600
                                                        -----------
HEALTHCARE (5.9%)
     36,400 Dentsply International, Inc.                  1,614,340
    363,100 Edwards Lifesciences Corp.*                   9,571,316
     16,500 First Health Group Corp.*                       397,980
    506,100 U.S. Oncology, Inc.*                          4,499,229
     61,900 VISX, Inc.*                                   1,197,765
                                                        -----------
                                                         17,280,630
                                                        -----------
MANUFACTURING (23.5%)
AUTOMOTIVE PARTS - EQUIPMENT (4.0%)
    154,200 Lear Corp.*                                   5,381,580
    345,900 Visteon Corp.                                 6,357,642
                                                        -----------
                                                         11,739,222
                                                        -----------
CARPETS & RUGS (1.7%)
    139,300 Mohawk Industries, Inc.*                      4,903,360
                                                        -----------
CHEMICALS - SPECIALTY (1.4%)
    768,800 Methanex Corp.*                               4,036,200
                                                        -----------
DIVERSIFIED - MANUFACTURING INDUSTRIES (0.0%)
     49,600 Mascotech, Inc. Escrow*(a)                            0
                                                        -----------
ELECTRICAL EQUIPMENT (1.1%)
     91,500 EMCOR Group, Inc.*                            3,307,725
                                                        -----------
ELECTRONICS (6.3%)
    216,000 Cymer, Inc.*                                  5,462,640
     90,400 Electro Scientific Industries, Inc.*          3,444,240
     73,500 Photronics, Inc.*                             1,886,010
    344,500 Thomas & Betts Corp.                          7,603,115
                                                        -----------
                                                         18,396,005
                                                        -----------
GENERAL CONSTRUCTION - SINGLE HOMES (2.5%)
    326,392 D.R. Horton, Inc.                             7,409,098
                                                        -----------

SEE ACCOMPANYING NOTES.

                                                            MARKET
SHARES                                                      VALUE
------                                                      -----
MANUFACTURING (CONTINUED)
MACHINE TOOLS (1.6%)
    125,500 Kennametal, Inc.(a)                        $  4,630,950
                                                       ------------
MACHINERY & HEAVY EQUIPMENT (2.0%)
    285,100 Terex Corp.*                                  6,044,120
                                                       ------------
TELECOMMUNICATIONS EQUIPMENT (2.9%)
    362,400 Commscope, Inc.*                              8,516,400
                                                       ------------
                                                         68,983,080
                                                       ------------
OIL & GAS (4.5%)
CRUDE PETROLEUM & NATURAL GAS (3.3%)
  1,184,200 Gulf Canada Resources, Ltd.*                  9,592,020
                                                       ------------
OIL & GAS EXPLORATION (1.2%)
    227,500 Nuevo Energy Co.*                             3,708,250
                                                       ------------
                                                         13,300,270
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (5.7%)
  1,528,200 Ventas, Inc.                                 16,733,790
                                                       ------------
SERVICES (13.5%)
ADVERTISING (4.6%)
    422,500 R.H. Donnelley Corp.*                        13,520,000
                                                       ------------
BUSINESS SERVICES (2.5%)
     47,550 American Management Systems, Inc.*            1,122,180
    121,550 ChoicePoint, Inc.*                            5,111,178
     47,600 Watson Wyatt & Co. Holdings*                  1,112,888
                                                       ------------
                                                          7,346,246
                                                       ------------
HOTELS, OTHER LODGING PLACES (3.9%)
    165,800 Mandalay Resort Group*(a)                     4,542,920
    573,200 Prime Hospitality Corp.*                      6,792,420
                                                       ------------
                                                         11,335,340
                                                       ------------
SANITARY SERVICES (2.5%)
    589,093 Casella Waste Systems, Inc.*                  7,363,663
                                                       ------------
                                                         39,565,249
                                                       ------------
TRANSPORTATION (2.6%)
AIR FREIGHT SERVICES (1.4%)
    235,200 EGL, Inc.*                                    4,106,592
                                                       ------------
RAILROAD (1.2%)
    318,000 RailAmerica, Inc.*                            3,631,560
                                                       ------------
                                                          7,738,152
                                                       ------------
WHOLESALE & RETAIL TRADE (9.3%)
MISCELLANEOUS RETAIL STORES (1.8%)
    190,000 Dollar Tree Stores, Inc.*(a)                  5,289,600
                                                       ------------
WHOLESALE & RETAIL TRADE (CONTINUED)
RETAIL APPAREL & ACCESSORY STORES (7.5%)
     67,500 AnnTaylor Stores Corp.*                    $  2,416,500
    130,800 Children's Place Retail Stores, Inc.*(a)      3,505,440
    178,700 Coach, Inc.*                                  6,799,535
    189,000 Quiksilver, Inc.*                             4,725,000
    137,000 Tommy Hilfiger Corp.*                         1,918,000
    332,800 United Retail Group, Inc.*                    2,529,280
                                                       ------------
                                                         21,893,755
                                                       ------------
                                                         27,183,355
                                                       ------------
TOTAL COMMON STOCK
   (COST $216,934,758)                                  281,856,256
                                                       ------------
SHORT-TERM INVESTMENTS (1.6%)
  4,770,738 Sansom Street Fund -
             Money Market Portfolio
   (COST $4,770,738)                                      4,770,738
                                                       ------------

     PAR
-------------
COMMERCIAL PAPER (0.8%)
 $1,117,000 Exxon Imperial U.S.,
              Inc., 4.00%, 07/05/01                       1,116,504
  1,350,000 Fortune Brands,
              Inc., 4.15%, 07/02/01                       1,349,844
                                                       ------------
TOTAL COMMERCIAL PAPER
   (COST $2,466,348)                                      2,466,348
                                                       ------------
U.S. AGENCY OBLIGATIONS (1.4%)
  2,000,000 Federal Home Loan Banks
              Discount Notes, 3.94%, 07/02/01             1,999,781
  2,000,000 Federal National Mortgage
              Association Discount
              Notes, 3.69%, 07/05/01                      1,999,180
                                                       ------------
TOTAL U.S. AGENCY OBLIGATIONS
   (COST $3,998,961)                                      3,998,961
                                                       ------------
TOTAL INVESTMENTS (100.0%)
   (COST $228,170,805)                                 $293,092,303
                                                       ============
SECURITIES LENDING COLLATERAL
   Short-Term Investments Held as Collateral
   for Loaned Securities (Note 5)
   (COST $13,989,200)                                  $ 13,989,200
                                                       ============

*    Non-income producing security.

(a)  Security partially or fully on loan.

+ The cost for Federal income tax purposes was $229,438,215. At June 30, 2001, net unrealized appreciation was $63,654,088. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $71,335,298, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,681,210.

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2001

                                                            MARKET
SHARES                                                      VALUE
------                                                      -----
COMMON STOCK (91.0%)

AEROSPACE AND DEFENSE (6.7%)
AEROSPACE (4.4%)
     55,200 Embraer-Empresa Brasileira ADR(a)           $ 2,155,560
                                                        -----------
DEFENSE (2.3%)
     14,400 L-3 Communications Holdings, Inc.*(a)         1,098,720
                                                        -----------
                                                          3,254,280
                                                        -----------
COMMUNICATION & Broadcasting (1.3%)
     39,100 WorldCom Inc.-MCI Group                         629,510
                                                        -----------
ELECTRIC GAS, & WATER UTILITIES (8.4%)
     81,000 Allete, Inc.(a)                               1,822,500
     24,200 Exelon Corp.                                  1,551,704
     31,300 Western Resources, Inc.                         672,950
                                                        -----------
                                                          4,047,154
                                                        -----------
FINANCE & INSURANCE (15.8%)
INSURANCE AGENTS, BROKERS & SERVICES (3.5%)
     38,500 AON Corp.(a)                                  1,347,500
     18,400 Willis Group Holdings, Ltd.*(a)                 326,600
                                                        -----------
                                                          1,674,100
                                                        -----------
INSURANCE CARRIERS (4.3%)
      9,200 ACE Ltd.                                        359,628
      8,700 Everest Re Group, Ltd.                          650,760
     15,500 Hartford Financial Services
            Group, Inc.                                   1,060,200
                                                        -----------
                                                          2,070,588
                                                        -----------
MUTUAL FUNDS CLOSED-END (1.7%)
     90,700 John Hancock Bank & Thrift
            Opportunity Fund                                804,509
                                                        -----------
FINANCE & INSURANCE (CONTINUED)
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (3.7%)
     31,350 Charter One Financial, Inc.                 $ 1,000,065
     20,250 Washington Mutual, Inc.(a)                      760,387
                                                        -----------
                                                          1,760,452
                                                        -----------
STATE & NATIONAL BANKS (2.6%)
     41,300 North Fork Bancorporation, Inc.               1,280,300
                                                        -----------
                                                          7,589,949
                                                        -----------
HEALTHCARE (10.1%)
     45,100 Boston Scientific Corp.*                        766,700
     26,600 Edwards Lifesciences Corp.*                     701,176
     36,500 ICN Pharmaceuticals, Inc.                     1,157,780
     26,300 IMS Health, Inc.                                749,550
     35,200 Omnicare, Inc.                                  711,040
      8,500 Wellpoint Health Networks, Inc.*                801,040
                                                        -----------
                                                          4,887,286
                                                        -----------
MANUFACTURING (10.6%)
CHEMICAL & ALLIED PRODUCTS (2.9%)
     30,100 Air Products & Chemicals, Inc.(a)             1,377,075
                                                        -----------
CONSUMER PRODUCTS (1.5%)
     30,600 Tupperware Corp.                                716,958
                                                        -----------
ELECTRONICS (2.7%)
     14,400 Amphenol Corp. - Class A*                       576,720
     25,200 Molex, Inc. - Class A                           751,464
                                                        -----------
                                                          1,328,184
                                                        -----------
LABORATORY ANALYTICAL INSTRUMENTS (0.5%)
      3,900 Millipore Corp.(a)                              241,722
                                                        -----------
MISC. MANUFACTURING INDUSTRIES (3.0%)
     35,400 Harnischfeger Industries, Inc.*                 580,560
      7,000 SPX Corp.*(a)                                   876,260
                                                        -----------
                                                          1,456,820
                                                        -----------
                                                          5,120,759
                                                        -----------

SEE ACCOMPANYING NOTES.

                                                            MARKET
SHARES                                                      VALUE
------                                                      -----
MINING (8.2%)
     56,200 Arch Coal, Inc.                                    $ 1,453,894
     25,100 CONSOL Energy, Inc.                                    635,030
     94,100 Massey Energy Co.                                    1,859,416
                                                               -----------
                                                                 3,948,340
                                                               -----------
OIL & Gas (2.7%)
     13,264 El Paso Corp.(a)                                       696,891
     12,100 Kinder Morgan, Inc.(a)                                 608,025
                                                               -----------
                                                                 1,304,916
                                                               -----------
SERVICES (16.1%)
BUSINESS SERVICES (9.5%)
     72,900 Acxiom Corp.*                                          954,261
     77,100 Cendant Corp.*(a)                                    1,503,450
    140,100 IKON Office Solutions, Inc.                          1,372,980
     28,000 Viad Corp.                                             739,200
                                                               -----------
                                                                 4,569,891
                                                               -----------
CRUISE LINES (1.5%)
     23,800 Carnival Corp.                                         730,660
                                                               -----------
MOTION PICTURE PRODUCTION (2.1%)
     45,400 Metro-Goldwyn-Mayer, Inc.*                           1,028,310
                                                               -----------
PRINTING & PUBLISHING (3.0%)
     22,100 McGraw-Hill Cos., Inc.                               1,461,915
                                                               -----------
                                                                 7,790,776
                                                               -----------
WHOLESALE & RETAIL TRADE (11.0%)
    175,000 AutoNation, Inc.*                                    2,030,000
     89,200 Circuit City Stores, Inc.-CarMax Group*              1,423,632
     35,000 Dollar Tree Stores, Inc.*(a)                           974,400
     35,000 Toys "R" Us, Inc.*                                     866,250
                                                               -----------
                                                                 5,294,282
                                                               -----------
TOTAL COMMON STOCK
   (Cost $36,038,502)                                           43,867,252
                                                               -----------
SHORT-TERM INVESTMENTS (0.7%)
    323,157 Sansom Street Fund - Money
            Market Portfolio
   (COST $323,157)                                             $   323,157
                                                               -----------
   PAR
---------
COMMERCIAL PAPER (4.2%)
$ 1,000,000 Wal-Mart Stores, Inc.,
              4.09%, 07/02/01                                      999,886
  1,000,000 Exxon Project Investment Corp.,
              3.88%, 07/03/01                                      999,784
                                                               -----------
TOTAL COMMERCIAL PAPER
   (COST $1,999,670)                                             1,999,670
                                                               -----------
U.S. AGENCY OBLIGATIONS (4.1%)
  1,000,000 Federal Home Loan
            Banks Discount
            Notes, 3.94%, 07/02/01                                 999,891
  1,000,000 Federal National Mortgage
            Association Discount
            Notes, 3.69%, 07/05/01                                 999,590
                                                               -----------
TOTAL U.S. AGENCY OBLIGATIONS
   (COST $1,999,481)                                             1,999,481
                                                               -----------
TOTAL INVESTMENTS (100.0%)
   (COST $40,360,810)                                          $48,189,560
                                                               ===========
SECURITIES LENDING COLLATERAL
   Short-Term Investments Held as Collateral
   for Loaned Securities (Note 5)
   (COST $12,683,622)                                          $12,683,622
                                                               ===========

*    Non-income producing security.

(a)  Security partially or fully on loan.

+ The cost for Federal income tax purposes was $40,430,775. At June 30, 2001, net unrealized appreciation was $7,758,785. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,715,505, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $956,720.

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

                                                                                      SMALL CAP         MID CAP
                                                                                     VALUE SERIES     VALUE SERIES
                                                                                     ------------     ------------
ASSETS
     Investments
       Investments, at cost                                                           $228,170,805   $40,360,810
       Net unrealized appreciation                                                      64,921,498     7,828,750
                                                                                      ------------   -----------
     Total investments, at value                                                       293,092,303    48,189,560
     Securities lending collateral                                                      13,989,200    12,683,622
     Receivable for securities sold                                                      3,723,142       613,324
     Receivable for Contributions                                                        2,106,192     2,643,925
     Interest and dividends receivable                                                     305,122        54,862
                                                                                      ------------   -----------
Total assets                                                                           313,215,959    64,185,293
                                                                                      ------------   -----------
LIABILITIES
     Obligation to return securities lending collateral                                 13,989,200    12,683,622
     Payable for securities purchased                                                      754,776       416,860
     Payable for Withdrawals                                                               135,928       260,383
     Accrued management fee                                                                173,722        29,482
     Other accrued expenses                                                                 40,619        12,138
                                                                                      ------------   -----------
Total liabilities                                                                       15,094,245    13,402,485
                                                                                      ------------   -----------
NET ASSETS                                                                            $298,121,714   $50,782,808
                                                                                      ============   ===========

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2001

                                                                                      SMALL CAP         MID CAP
                                                                                     VALUE SERIES     VALUE SERIES
                                                                                     ------------     ------------
INVESTMENT INCOME
     Dividends                                                                         $ 3,141,609   $   446,582
     Interest                                                                              809,294       131,109
     Securities lending                                                                    284,673         7,745
                                                                                      ------------   -----------
Total investment income                                                                  4,235,576       585,436
                                                                                      ------------   -----------
EXPENSES
     Investment advisory fees                                                            1,635,197       242,848
     Administration fees                                                                   218,026        32,380
     Professional services                                                                  30,981        17,446
     Accounting services                                                                    13,816         4,356
     Custody fees                                                                           53,891        19,239
     Trustee fees and expenses                                                               3,540         3,540
     Miscellaneous                                                                             407           719
                                                                                      ------------   -----------
Total expenses                                                                           1,955,858       320,528
                                                                                      ------------   -----------
NET INVESTMENT INCOME                                                                    2,279,718       264,908
                                                                                      ------------   -----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
     Net realized gain from investments                                                 17,583,267     4,121,558
     Net change in unrealized appreciation/depreciation of investments                  58,872,939     6,364,338
                                                                                      ------------   -----------
Net realized and unrealized gain on investments                                         76,456,206    10,485,896
                                                                                      ------------   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                            $78,735,924   $10,750,804
                                                                                      ============   ===========

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SMALL CAP VALUE SERIES
                                                                                      --------------------------
                                                                                       YEAR ENDED   PERIOD ENDED
                                                                                        JUNE 30,      JUNE 30,
                                                                                          2001         2000(a)
                                                                                      ------------  -----------
NET ASSETS-- BEGINNING OF PERIOD                                                      $173,997,386  $         --
                                                                                      ------------  ------------
OPERATIONS
     Net investment income (loss)                                                        2,279,718      (356,956)
     Net realized gain from investments                                                 17,583,267    22,488,958
     Net change in unrealized appreciation/depreciation
       of investments                                                                   58,872,939     8,071,152
                                                                                      ------------  ------------
     Net increase in net assets resulting
       from operations                                                                  78,735,924    30,203,154
                                                                                      ------------  ------------
TRANSACTIONS IN BENEFICIAL INTEREST
     Contributions                                                                     104,740,262   188,418,042
     Withdrawals                                                                       (59,351,858)  (44,623,810)
                                                                                      ------------  ------------
       Net increase in net assets resulting from transactions
         in beneficial interests                                                        45,388,404   143,794,232
                                                                                      ------------  ------------
       Total increase in net assets                                                    124,124,328   173,997,386
                                                                                      ------------  ------------
NET ASSETS-- END OF PERIOD                                                            $298,121,714  $173,997,386
                                                                                      ============  ============

(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         MID CAP VALUE SERIES
                                                                                      --------------------------
                                                                                       YEAR ENDED   PERIOD ENDED
                                                                                        JUNE 30,      JUNE 30,
                                                                                          2001         2000(a)
                                                                                      ------------   -----------
NET ASSETS-- BEGINNING OF PERIOD                                                      $ 18,550,860   $        --
                                                                                      ------------   -----------
OPERATIONS
     Net investment income                                                                 264,908        43,035
     Net realized gain from investments                                                  4,121,558     1,818,721
     Net change in unrealized appreciation/depreciation
       of investments                                                                    6,364,338     1,965,870
                                                                                      ------------   -----------
     Net increase in net assets resulting
       from operations                                                                  10,750,804     3,827,626
                                                                                      ------------   -----------
TRANSACTIONS IN BENEFICIAL INTEREST
     Contributions                                                                      38,837,155    19,319,116
     Withdrawals                                                                       (17,356,011)   (4,595,882)
                                                                                      ------------   -----------
       Net increase in net assets resulting from transactions
         in beneficial interests                                                        21,481,144    14,723,234
                                                                                      ------------   -----------
     Total increase in net assets                                                       32,231,948    18,550,860
                                                                                      ------------   -----------
NET ASSETS-- END OF PERIOD                                                            $ 50,782,808   $18,550,860
                                                                                      ============   ===========

(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.

SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE TRUST. Small Cap Value Series and Mid Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

     SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

     FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

     INVESTMENT INCOME. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

     OTHER. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to the Series. For its services, the adviser receives a fee as follows: .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion of the average daily net assets of each Series.

     CRM has contractually agreed to waive its fees or reimburse certain operating expenses of each Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.15% of average daily net assets of the Institutional Shares of the CRM Small Cap Value Fund and CRM Mid Cap Value Fund. These undertakings will remain in place until November 1, 2010.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

     Wilmington Trust Company serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. LINE OF CREDIT. The Series, along with certain other series of the Trust, participate in a $25,000,000 Credit Agreement, which expires December 26, 2001. The Credit Agreement is to be used for temporary or emergency needs, including withdrawals from the Series. No amounts were outstanding at June 30, 2001 or at any time during the year. No commitment fees are imposed under the Credit Agreement.

5. SECURITIES LENDING AGREEMENT. Each of the Series may lend its securities, pursuant to a security lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series record securities lending income net of such allocations.

     In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

     At June 30, 2001, the market value of securities on loan for the Small Cap Value and Mid Cap Value Series was $13,754,293 and $12,186,228, respectively, and the market value of the related collateral was $13,989,200 and $12,683,622, respectively.

6. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                              SMALL CAP           MID CAP
                                                                               VALUE               VALUE
                                                                               SERIES             SERIES
                                                                               ------             ------
Purchases                                                                   $224,067,105        $65,954,344
Sales                                                                        185,175,978         49,907,732

7.   FINANCIAL HIGHLIGHTS.

                                                                  SMALL CAP VALUE SERIES         MID CAP VALUE SERIES
                                                            -------------------------------  ------------------------------
                                                                             FOR THE PERIOD                  FOR THE PERIOD
                                                                              NOVEMBER 1,                      NOVEMBER 1,
                                                            FOR THE YEAR,        1999(1)     FOR THE YEAR        1999(1)
                                                                 ENDED         THROUGH          ENDED            THROUGH
                                                            JUNE 30, 2001   JUNE 30, 2000    JUNE 30, 2001    JUNE 30, 2000
                                                            -------------   -------------    -------------    -------------
Total Return                                                    42.27%        19.70%**           43.18%           37.80%**
Ratios to Average Net Assets:
   Expenses                                                      0.90%         0.87%*             0.99%            1.10%*
   Net investment income                                         1.05%        (0.32)%*            0.82%            0.52%*
Portfolio Turnover Rate                                            90%           65%               163%             202%

(1)  Commencement of operations.
*    Annualized.
**   Not annualized.

WT INVESTMENT TRUST I
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Small Cap Value Series and Mid Cap Value Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period November 1, 1999 (commencement of operations) through June 30, 2000. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2001, the results of their operations for the year then ended and the changes in their net assets for the year then ended and for the period November 1, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States.

                                                       /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 3, 2001